Leasehold Improvement and Equipment, Net	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Leasehold Improvement and Equipment, Net

4.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192

Depreciation expense for the years ended December 31, 2019 and 2018 was $37,087 and $40,131, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2019.

5.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-

Depreciation expense for the years ended December 31, 2017 and 2018 was $nil and $40,131, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2017.